UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS U.S. LARGE CAP EQUITY FUND

FORM N-Q

FEBRUARY 29, 2016

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 29, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.5%
CONSUMER DISCRETIONARY - 16.0%
Auto Components - 1.6%
Delphi Automotive PLC	61,671	$4,112,222
Gentex Corp.	120,628	1,756,344
Johnson Controls Inc.	72,953	2,659,866
Lear Corp.	34,265	3,472,758

Total Auto Components		12,001,190

Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	41,320	4,842,291

Household Durables - 0.3%
Tempur Sealy International Inc.	43,443	2,505,358	*

Internet & Catalog Retail - 1.2%
Amazon.com Inc.	16,053	8,869,604	*

Leisure Products - 0.7%
Brunswick Corp.	44,601	1,897,326
Hasbro Inc.	37,918	2,876,839

Total Leisure Products		4,774,165

Media - 3.8%
CBS Corp., Class B Shares	79,488	3,845,630
Comcast Corp., Class A Shares	123,410	7,124,459
Time Warner Cable Inc.	22,345	4,264,767
Time Warner Inc.	55,796	3,693,695
Walt Disney Co.	91,771	8,765,966

Total Media		27,694,517

Multiline Retail - 0.1%
Macy’s Inc.	21,431	926,033

Specialty Retail - 5.2%
Foot Locker Inc.	71,993	4,499,562
Gap Inc.	124,503	3,442,508
Home Depot Inc.	115,576	14,345,293
Lowe’s Cos. Inc.	88,456	5,973,434
Ross Stores Inc.	65,756	3,615,265
TJX Cos. Inc.	80,373	5,955,639

Total Specialty Retail		37,831,701

Textiles, Apparel & Luxury Goods - 2.4%
NIKE Inc., Class B Shares	146,702	9,035,376
PVH Corp.	59,377	4,699,690
Skechers USA Inc., Class A Shares	103,120	3,394,710	*

Total Textiles, Apparel & Luxury Goods		17,129,776

TOTAL CONSUMER DISCRETIONARY		116,574,635

CONSUMER STAPLES - 8.6%
Beverages - 2.3%
Coca-Cola Co.	109,570	4,725,754
PepsiCo Inc.	125,379	12,264,574

Total Beverages		16,990,328

Food & Staples Retailing - 2.9%
CVS Health Corp.	113,538	11,032,487
Kroger Co.	146,959	5,865,134
Wal-Mart Stores Inc.	21,216	1,407,469
Walgreens Boots Alliance Inc.	33,501	2,644,569

Total Food & Staples Retailing		20,949,659

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	SHARES	VALUE
Food Products - 1.1%
ConAgra Foods Inc.	109,842	$4,619,955
J.M. Smucker Co.	26,023	3,319,754

Total Food Products		7,939,709

Household Products - 1.2%
Kimberly-Clark Corp.	40,617	5,292,395
Procter & Gamble Co.	45,026	3,615,138

Total Household Products		8,907,533

Tobacco - 1.1%
Altria Group Inc.	36,507	2,247,736
Philip Morris International Inc.	59,533	5,419,289

Total Tobacco		7,667,025

TOTAL CONSUMER STAPLES		62,454,254

ENERGY - 6.1%
Energy Equipment & Services - 1.2%
Cameron International Corp.	62,002	4,064,851	*
Halliburton Co.	36,425	1,175,799
Noble Corp. PLC	233,528	1,945,288
Schlumberger Ltd.	20,264	1,453,334

Total Energy Equipment & Services		8,639,272

Oil, Gas & Consumable Fuels - 4.9%
Apache Corp.	58,237	2,229,312
Chevron Corp.	38,500	3,212,440
Energen Corp.	33,965	899,393
EOG Resources Inc.	25,711	1,664,530
EQT Corp.	13,586	757,284
Exxon Mobil Corp.	119,006	9,538,331
Marathon Petroleum Corp.	97,801	3,349,684
Phillips 66	13,081	1,038,501
QEP Resources Inc.	157,354	1,535,775
Tesoro Corp.	32,739	2,641,383
Valero Energy Corp.	133,046	7,993,404
WPX Energy Inc.	272,156	1,118,561	*

Total Oil, Gas & Consumable Fuels		35,978,598

TOTAL ENERGY		44,617,870

FINANCIALS - 13.2%
Banks - 5.3%
Bank of America Corp.	405,042	5,071,126
Citigroup Inc.	219,644	8,533,169
East-West Bancorp Inc.	61,642	1,847,411
JPMorgan Chase & Co.	190,147	10,705,276
Regions Financial Corp.	475,616	3,576,632
SunTrust Banks Inc.	33,907	1,125,034
U.S. Bancorp	36,454	1,404,208
Wells Fargo & Co.	134,529	6,312,101

Total Banks		38,574,957

Capital Markets - 1.1%
Ameriprise Financial Inc.	47,313	3,971,926
Bank of New York Mellon Corp.	61,773	2,186,147
Goldman Sachs Group Inc.	13,178	1,970,506

Total Capital Markets		8,128,579

Consumer Finance - 0.8%
American Express Co.	15,744	875,051
Discover Financial Services	111,742	5,187,064

Total Consumer Finance		6,062,115

Diversified Financial Services - 0.3%
Berkshire Hathaway Inc., Class B Shares	15,793	2,118,947	*

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	SHARES	VALUE
Insurance - 3.9%
American International Group Inc.	127,610	$6,406,022
Assured Guaranty Ltd.	87,124	2,161,546
Hartford Financial Services Group Inc.	124,194	5,231,051
Lincoln National Corp.	43,364	1,584,087
MetLife Inc.	97,121	3,842,107
Principal Financial Group Inc.	73,371	2,774,158
Prudential Financial Inc.	37,267	2,462,976
Travelers Cos. Inc.	36,695	3,945,446

Total Insurance		28,407,393

Real Estate Investment Trusts (REITs) - 1.3%
Camden Property Trust	23,401	1,748,991
Digital Realty Trust Inc.	35,514	2,808,092
Equity Lifestyle Properties Inc.	38,043	2,669,097
Mid-America Apartment Communities Inc.	19,502	1,754,010

Total Real Estate Investment Trusts (REITs)		8,980,190

Real Estate Management & Development - 0.5%
CBRE Group Inc., Class A Shares	95,482	2,426,198	*
Realogy Holdings Corp.	36,888	1,179,309	*

Total Real Estate Management & Development		3,605,507

TOTAL FINANCIALS		95,877,688

HEALTH CARE - 14.4%
Biotechnology - 5.5%
AbbVie Inc.	90,765	4,956,676
Alexion Pharmaceuticals Inc.	8,485	1,194,688	*
Amgen Inc.	50,406	7,171,766
Biogen Inc.	24,802	6,434,135	*
Celgene Corp.	46,618	4,700,493	*
Gilead Sciences Inc.	108,853	9,497,424
Medivation Inc.	84,043	3,006,218	*
Regeneron Pharmaceuticals Inc.	7,441	2,857,493	*

Total Biotechnology		39,818,893

Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	31,356	1,214,731
Align Technology Inc.	24,990	1,650,090	*
Edwards Lifesciences Corp.	30,858	2,684,646	*
Medtronic PLC	22,906	1,772,695

Total Health Care Equipment & Supplies		7,322,162

Health Care Providers & Services - 4.3%
Aetna Inc.	40,654	4,416,244
Cardinal Health Inc.	84,401	6,895,562
CIGNA Corp.	41,475	5,790,325
Express Scripts Holding Co.	66,506	4,680,692	*
McKesson Corp.	25,484	3,965,820
UnitedHealth Group Inc.	48,022	5,719,420

Total Health Care Providers & Services		31,468,063

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International Inc.	31,253	2,294,908	*

Pharmaceuticals - 3.3%
Allergan PLC	12,110	3,513,232	*
Eli Lilly & Co.	25,427	1,830,744
Johnson & Johnson	49,024	5,157,815
Merck & Co. Inc.	31,500	1,581,615
Mylan NV	22,475	1,012,948	*
Pfizer Inc.	313,949	9,314,867
Zoetis Inc.	41,274	1,694,711

Total Pharmaceuticals		24,105,932

TOTAL HEALTH CARE		105,009,958

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.7%
Aerospace & Defense - 5.0%
Boeing Co.	71,772	$8,482,015
General Dynamics Corp.	54,856	7,475,227
Honeywell International Inc.	53,930	5,465,806
Northrop Grumman Corp.	43,843	8,427,501
United Technologies Corp.	65,636	6,341,750

Total Aerospace & Defense		36,192,299

Airlines - 2.1%
Delta Air Lines Inc.	148,007	7,139,858
Southwest Airlines Co.	195,692	8,209,279

Total Airlines		15,349,137

Building Products - 0.3%
AO Smith Corp.	26,116	1,838,044

Commercial Services & Supplies - 1.0%
Tyco International PLC	93,347	3,283,948
Waste Management Inc.	75,280	4,204,388

Total Commercial Services & Supplies		7,488,336

Industrial Conglomerates - 1.3%
General Electric Co.	336,000	9,791,040

Machinery - 0.8%
Illinois Tool Works Inc.	41,179	3,881,121
Ingersoll-Rand PLC	33,800	1,877,928

Total Machinery		5,759,049

Road & Rail - 0.2%
Union Pacific Corp.	22,390	1,765,675

TOTAL INDUSTRIALS		78,183,580

INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 2.4%
Brocade Communications Systems Inc.	292,731	2,906,819
Cisco Systems Inc.	399,550	10,460,219
Juniper Networks Inc.	170,947	4,222,391

Total Communications Equipment		17,589,429

Electronic Equipment, Instruments & Components - 1.0%
Arrow Electronics Inc.	67,345	3,849,440	*
Avnet Inc.	83,395	3,431,704

Total Electronic Equipment, Instruments & Components		7,281,144

Internet Software & Services - 3.2%
Alphabet Inc., Class A Shares	14,311	10,264,135	*
Alphabet Inc., Class C Shares	5,043	3,518,854	*
eBay Inc.	31,070	739,466	*
Facebook Inc., Class A Shares	82,532	8,824,322	*

Total Internet Software & Services		23,346,777

IT Services - 2.0%
International Business Machines Corp.	7,590	994,518
MasterCard Inc., Class A Shares	35,141	3,054,456
PayPal Holdings Inc.	25,815	984,584	*
Visa Inc., Class A Shares	84,127	6,089,953
Xerox Corp.	338,295	3,251,015

Total IT Services		14,374,526

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 4.9%
First Solar Inc.	35,758	$2,569,928	*
Intel Corp.	270,398	8,001,077
Maxim Integrated Products Inc.	219,012	7,415,746
Micron Technology Inc.	167,619	1,781,790	*
QUALCOMM Inc.	29,969	1,522,126
Skyworks Solutions Inc.	32,269	2,144,275
Teradyne Inc.	174,909	3,337,264
Texas Instruments Inc.	103,015	5,461,855
Xilinx Inc.	67,679	3,195,802

Total Semiconductors & Semiconductor Equipment		35,429,863

Software - 4.5%
Adobe Systems Inc.	59,926	5,102,699	*
Citrix Systems Inc.	52,016	3,674,930	*
Fortinet Inc.	130,069	3,693,960	*
Microsoft Corp.	355,615	18,093,691
Oracle Corp.	36,873	1,356,189
Red Hat Inc.	14,929	975,610	*

Total Software		32,897,079

Technology Hardware, Storage & Peripherals - 4.3%
Apple Inc.	276,564	26,740,973
Hewlett Packard Enterprise Co.	134,076	1,779,189
HP Inc.	131,461	1,405,318
Western Digital Corp.	36,208	1,576,134

Total Technology Hardware, Storage & Peripherals		31,501,614

TOTAL INFORMATION TECHNOLOGY		162,420,432

MATERIALS - 3.5%
Chemicals - 0.9%
LyondellBasell Industries NV, Class A Shares	56,933	4,566,596
Sherwin-Williams Co.	8,208	2,220,264

Total Chemicals		6,786,860

Containers & Packaging - 2.1%
Avery Dennison Corp.	56,908	3,705,849
International Paper Co.	107,541	3,839,213
Packaging Corp. of America	23,774	1,153,039
Sealed Air Corp.	80,863	3,697,865
WestRock Co.	73,436	2,479,934

Total Containers & Packaging		14,875,900

Metals & Mining - 0.5%
Steel Dynamics Inc.	199,163	3,622,775

TOTAL MATERIALS		25,285,535

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	92,400	3,414,180
Verizon Communications Inc.	37,395	1,897,048

TOTAL TELECOMMUNICATION SERVICES		5,311,228

UTILITIES - 2.0%
Electric Utilities - 1.7%
American Electric Power Co. Inc.	73,597	4,544,615
Edison International	83,949	5,721,964
Pinnacle West Capital Corp.	33,063	2,275,726

Total Electric Utilities		12,542,305

Multi-Utilities - 0.3%
CMS Energy Corp.	60,476	2,392,431

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2016

SECURITY		SHARES	VALUE
TOTAL UTILITIES			$14,934,736

TOTAL COMMON STOCKS (Cost - $603,117,519)			710,669,916

INVESTMENT IN UNDERLYING FUNDS - 1.0%
iShares Trust - iShares Russell 1000 Index Fund (Cost - $7,888,367)		67,609	7,244,305

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $611,005,886)			717,914,221

	RATE
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $9,228,910)	0.415%	9,228,910	9,228,910

TOTAL INVESTMENTS - 99.7% (Cost - $620,234,796#)			727,143,131
Other Assets in Excess of Liabilities - 0.3%			1,868,348

TOTAL NET ASSETS - 100.0%			$729,011,479

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (formerly QS Batterymarch U.S. Large Cap Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common Stocks	$710,669,916	—	—	$710,669,916
Investment in Underlying Funds	7,244,305	—	—	7,244,305

Total Long-Term Investments	$717,914,221	—	—	$717,914,221

Short-Term Investments†	9,228,910	—	—	9,228,910

Total investments	$727,143,131	—	—	$727,143,131

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 29, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$142,329,201
Gross unrealized depreciation	(35,420,866)

Net unrealized appreciation	$106,908,335

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	April 20, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 20, 2016